Schedule of Disaggregation of Revenues (Details) - HCYC Group Company Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total revenue			$ 10,887,830	$ 845,395
Total revenue	$ 2,849,852	$ 6,775,699	10,887,830	845,395
First Year Commission [Member]
Restructuring Cost and Reserve [Line Items]
Total revenue			10,358,016	704,619
Total revenue	2,642,434	6,674,788
Renewal Commission [Member]
Restructuring Cost and Reserve [Line Items]
Total revenue			521,976	132,852
Total revenue	207,418	96,937
Product and Service, Other [Member]
Restructuring Cost and Reserve [Line Items]
Total revenue			$ 7,838	$ 7,925
Total revenue		$ 3,974